JNLNY VARIABLE FUND I LLC
[FIRST TRUST(R) LOGO]   FIRST TRUST/JNL GLOBAL TARGET 15 FUND (NY)
                        First Trust Advisors L.P.
                        Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Global Target 15 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 16.8% decline in the Dow in 2002 is the worst drop since it lost 17.3% in 1977, according to Market History.com. And as the old saying goes -- when the U.S. sneezes, the rest of the world usually catches a cold. The Hang Seng and FTSE30 indexes did not perform any better in 2002.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFOs to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

The First Trust/JNL Global Target 15 Fund performed in-line with the Combined Index from its inception on July 22nd. The best performers were the following:
Eastman Kodak (DJ) (+33.1%), JPMorgan Chase (DJ) (+22.9%), SBC Communications
(DJ) (+18.9%) and Exxon Mobil (DJ) (+14.5%). The biggest decliners were the following: EMI Group Plc (FT) (-26.0%), GKN Plc (FT) (-18.7%), Peninsular (FT) (-17.7%), Invensys (FT) (-17.6%) and Hysan Development (HK) (-16.3%).

In 2002 from July 22nd, the Dow Jones Industrial Average was the best performing index returning 8.3%. The Hang Seng index returned -6.5% and the FTSE30 index returned -10.7%.

                     FIRST TRUST/JNL GLOBAL TARGET 15 FUND

                                    [GRAPH]

                First Trust/JNL          Dow Jones         Hang Seng     London Stock
Date         Global Target 15 Fund   Industrial Average   Stock Index     Market FT30
-------------------------------------------------------------------------------------

07/22/02           10,000                 10,000            10,000          10,000
07/31/02           10,560                 11,224            10,162          10,580
08/31/02           10,550                 11,158            10,015          10,367
09/30/02            9,450                  9,791             9,069           8,757
10/31/02           10,030                 10,853             9,447           9,405
11/30/02           10,290                 11,530            10,094           9,756
12/31/02            9,740                 10,828             9,348           8,927


          AVERAGE ANNUAL
          TOTAL RETURN
          --------------------------------------------

          Since inception                       -2.60%
          (Inception date July 22, 2002).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                        JNLNY VARIABLE FUND I LLC
[FIRST TRUST(R) LOGO]   FIRST TRUST/JNL TARGET 25 FUND (NY)
                        First Trust Advisors L.P.
                        Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Target 25 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to Market History.com. To illustrate just how merciless the equities markets were in 2002, consider that 7 of the 10 major S&P 500 sectors are estimated, according to First Call, to have generated positive earnings growth yet none posted positive returns.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

There are some positives to grab onto as we head into 2003. First, the U.S. economy is growing, albeit modestly. Second, the S&P 500 Index is trading at a more digestible P/E multiple of 17.2 based on earnings projections for the next four quarters (Q4'02-Q3'03), according to First Call. And lastly, the combination of the Fed's monetary stimulus with the newly proposed government fiscal stimulus could give the economy the boost it needs in 2003.

The First Trust/JNL Target 25 Fund underperformed the S&P Mid 400 Barra Value Index in 2002 from its inception on July 22nd. The best performing stocks were Briggs & Stratton, Sara Lee, Bausch & Lomb, Sensient Technologies and Harsco Corp. appreciating (38.3%), (34.6%), (30.5%), (22.9%) and (20.9%), respectively.
The stocks that declined the most were: Polyone Corp. (-58.1%), Supervalue Inc. (-14.8%) and May Department Stores (-12.3%)

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. From July 22nd, the S&P 500 Barra Value Index was up 12.4% while the S&P 500 Barra Growth Index was up 10.1%.

                         FIRST TRUST/JNL TARGET 25 FUND

                                    [GRAPH]

                        First Trust/JNL                 S&P Mid 400
Date                    Target 25 Fund               Barra Value Index
--------------------------------------------------------------------------------

07/22/02                     10,000                       10,000
07/31/02                     11,000                       10,833
08/31/02                     11,090                       10,928
09/30/02                     10,010                        9,852
10/31/02                     10,140                       10,253
11/30/02                     10,820                       10,911
12/31/02                     10,330                       10,497



          AVERAGE ANNUAL
          TOTAL RETURN
          --------------------------------------------

          Since inception                       3.30%
          (Inception date July 22, 2002).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                        JNLNY VARIABLE FUND I LLC
[FIRST TRUST(R) LOGO]   FIRST TRUST/JNL TARGET SMALL-CAP FUND (NY)
                        First Trust Advisors L.P.
                        Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL Target Small-Cap Fund is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to Market History.com. To illustrate just how merciless the equities markets were in 2002, consider that 7 of the 10 major S&P 500 sectors are estimated, according to First Call, to have generated positive earnings growth yet none posted positive returns. With respect to small-cap stocks, it didn't matter if you owned value or growth in 2002 -- they were both down roughly 15%. However, since the peak in the stock market in March 2000, small-cap value stocks have managed to post a positive cumulative return of 13.7% (S&P 600 Barra Value Index) through the end of 2002. This is no small feat considering that the only other area that generated a positive return was the mid-cap value category, up 15.9% (S&P Mid 400 Barra Value Index). The small-cap growth category was down 22.3% over the same period, which more than offset the gains from the value category.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

The First Trust/JNL Target Small-Cap Fund outperformed the Russell 2000 Index in 2002. The top performers were the following: P.F. Changs (+53.5%), Fossil Inc. (+45.3%), Take Two (+45.3%), Gentiva Health (+36.0%), Mentor Corp. (+35.2%) and
Accredo Health (+33.2%). The stocks that declined the most were: Nanometrics (-78.4%), First Horizon (-74.6%), InFocus Corp. (-72.0%), Insight Enterprise (-66.2%), JDA Software (-56.8%) and Catapult Communications (-54.1%).

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. From July 22nd, the S&P 600 Barra Value Index was down 14.5% while the S&P 600 Barra Growth Index was down 15.4%.

                      FIRST TRUST/JNL TARGET SMALL-CAP FUND

                                    [GRAPH]

                        First Trust/JNL
Date                 Target Small-Cap Fund            Russell 2000 Index
--------------------------------------------------------------------------------

07/22/02                     10,000                       10,000
07/31/02                     10,890                       10,341
08/31/02                     10,790                       10,314
09/30/02                     10,390                        9,573
10/31/02                     10,620                        9,880
11/30/02                     11,500                       10,761
12/31/02                     10,890                       10,163


          AVERAGE ANNUAL
          TOTAL RETURN
          --------------------------------------------

          Since inception                       8.90%
          (Inception date July 22, 2002).


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                        JNLNY VARIABLE FUND I LLC
[FIRST TRUST(R) LOGO]   FIRST TRUST/JNL THE DOW(SM) TARGET 10 FUND (NY)
                        First Trust Advisors L.P.
                        Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL The Dow Target 10 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 16.8% decline in the Dow in 2002 is the worst drop since it lost 17.3% in 1977, according to Market History.com. Lower stock valuations notwithstanding, the Dow Target 10 Strategy has outperformed the DJIA in each of the past three calendar years.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

Looking ahead to next year, investors' in the Dow Target 10 Strategy could be a beneficiary of President Bush's 2003 fiscal stimulus proposal, which is expected to call for the elimination of the taxes levied on stock dividends paid by corporations. Currently, companies pay dividends with after-tax profits and investors, in turn, pay tax on the income they receive from companies. So dividends are taxed twice. If approved by Congress, investors who own stocks that pay dividends, particularly high-yielding stocks like those in the Dow Target 10 Strategy, will get to keep more of what they earn. We believe that such a change in the tax code could draw investor capital to dividend paying stocks, thus increasing the potential for capital appreciation.

The First Trust/JNL The Dow Target 10 Fund outperformed the DJIA in 2002 from its inception on July 22nd. The stocks that increased the most were Merck (+46.8%), Eastman Kodak (+33.1%) and JPMorgan Chase (+22.9%). The stocks that declined the most were General Motors (-8.4%), Philip Morris (-5.4%) and International Paper (-2.3%).

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. From July 22nd, the S&P 500 Barra Value Index was up 12.4% while the S&P 500 Barra Growth Index was up 10.1%.

                  FIRST TRUST/JNL THE DOW TARGET 10 FUND (NY)

                                    [GRAPH]

                        First Trust/JNL The              Dow Jones
Date                    Dow Target 10 Fund          Industrial Average
--------------------------------------------------------------------------------

07/22/02                     10,000                      10,000
07/31/02                     11,400                      11,224
08/31/02                     11,350                      11,158
09/30/02                      9,640                       9,791
10/31/02                     10,610                      10,853
11/30/02                     11,750                      11,530
12/31/02                     11,220                      10,828

          AVERAGE ANNUAL
          TOTAL RETURN
          --------------------------------------------

          Since inception                       12.20%
          (Inception date July 22, 2002).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

                        JNLNY VARIABLE FUND I LLC
[FIRST TRUST(R) LOGO]   FIRST TRUST/JNL THE S&P(R) TARGET 10 FUND (NY)
                        First Trust Advisors L.P.
                        Team Management

OBJECTIVE:

The investment objective of the First Trust/JNL The S&P Target 10 Fund is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

We have now experienced three consecutive down years in each of the three major stock indices -- something we have not seen in the Dow and S&P 500 since 1939-1941. If you do not include dividends, the 23.4% decline in the S&P 500 is the largest drop since the 30% fall in 1974, according to Market History.com. To illustrate just how merciless the equities markets were in 2002, consider that 7 of the 10 major S&P 500 sectors are estimated, according to First Call, to have generated positive earnings growth yet none posted positive returns.

Business investment, the weakest link in the sluggish U.S. economy, will make a comeback once uncertainty about Iraq and the lingering impact of the stock market drop ease, according to Federal Reserve Chairman Alan Greenspan. Once the U.S. moves past the gloom about Iraq and stocks, "short-term risks will fall and the large rates of return will then become very attractive," Greenspan told members of the Council on Foreign Relations in November. Business investment accounts for one-tenth of U.S. economic activity. It fell in 2001 for the first time in a decade and continued to drop in the first half of 2002. A recent survey conducted by Robert Half Management asked 1,400 CFO's to disclose when they expect to see signs of economic improvement and 51% believed it would occur by the end of the second quarter of 2003.

There are some positives to grab onto as we head into 2003. First, the U.S. economy is growing, albeit modestly. Second, the S&P 500 Index is trading at a more digestible P/E multiple of 17.2 based on earnings projections for the next four quarters (Q4 '02-Q3 '03), according to First Call. And lastly, the combination of the Fed's monetary stimulus with the newly proposed government fiscal stimulus could give the economy the boost it needs in 2003.

The First Trust/JNL The S&P Target 10 Fund underperformed the S&P 500 Index in 2002 from its inception on July 22nd. The top performers were Praxair (+27.5%), Staples (+25.6%), Bank of America (+22.3% ) and TJX Companies (+22.2%). The following stocks declined: Tenet Healthcare (-60.6%), Sears (-42.7%) and Best Buy (-15.6%).

Value investing outpaced growth investing in 2002, as measured by Standard & Poors. From July 22nd, the S&P 500 Barra Value Index was up 12.4% while the S&P 500 Barra Growth Index was up 10.1%.

                     FIRST TRUST/JNL THE S&P TARGET 10 FUND

                                    [GRAPH]

                        First Trust/JNL The
Date                    S&P Target 10 Fund             S&P 500 Index
--------------------------------------------------------------------------------

07/22/02                     10,000                       10,000
07/31/02                     11,140                       11,129
08/31/02                     11,110                       11,202
09/30/02                     10,410                        9,985
10/31/02                     10,140                       10,863
11/30/02                     10,360                       11,503
12/31/02                      9,690                       10,821

          AVERAGE ANNUAL
          TOTAL RETURN
          --------------------------------------------

          Since inception                       -3.10%
          (Inception date July 22, 2002).



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY VARIABLE FUND I LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2002

                                                                Shares     Value
                                                                ------     -----
First Trust/JNL Global Target 15 Fund (NY)

Common Stocks - 89.6%
Airlines - 7.4%
   Cathay Pacific Airways Ltd.                                        5    $   7

Auto Parts & Equipment - 5.5%
   GKN Plc                                                            2        5

Diversified Financial Services - 4.8%
   JPMorgan Chase & Co.                                               -        4

Engineering & Construction - 8.9%
   Cheung Kong Infrastructure Holdings Ltd.                           5        8

Entertainment - 2.9%
   EMI Group Plc                                                      1        3

Food - 6.8%
   Tate & Lyle Plc                                                    1        6

Forest Products & Paper - 6.4%
   International Paper Co.                                            -        6

Manufacturing - 11.8%
   Eastman Kodak Co.                                                  -        8
   Invensys Plc                                                       3        3
                                                                          ------
                                                                              11

Oil & Gas Producers - 6.5%
   Exxon Mobil Corp.                                                  -        6

Real Estate - 18.1%
   Hang Lung Group Ltd.                                               7        6
   Hang Lung Properties Ltd.                                          6        5
   Hysan Development Co. Ltd.                                         6        5
                                                                          ------
                                                                              16

Telecommunications - 5.1%
   SBC Communications Inc.                                            -        4

Transportation - 5.2%
   Peninsular and Oriental Steam Navigation Co.                       2        5
                                                                          ------

   Total Common Stocks (cost $83)                                             81
                                                                          ------

Short Term Investments - 10.4%
Money Market Funds - 10.4%
   Dreyfus Cash Management Plus, 1.36% (a)                            4        4
   Dreyfus Government Cash Management, 1.28% (a)                      5        5
                                                                          ------
   Total Short Term Investments (cost $9)                                      9
                                                                          ------

Total Investments - 100% (cost $92)                                       $   90
                                                                          ------
                                                                          ------

First Trust/JNL Target 25 Fund (NY)

Common Stocks - 97.6%
Aerospace & Defense - 4.2%
   Raytheon Co.                                                     -    $    10

Apparel - 4.2%
   V.F. Corp.                                                       -         10

Auto Parts & Equipment - 4.3%
   Cooper Tire & Rubber Co.                                         1         10

Chemicals - 5.6%
   Lubrizol Corp.                                                   -          9
   PolyOne Corp.                                                    1          4
                                                                          ------
                                                                              13

Commercial Services - 3.6%
   ServiceMaster Co.                                                1          9

Electrical Components & Equipment - 4.0%
   Emerson Electric Co.                                             -         10

Food - 12.7%
   Sara Lee Corp.                                                   -         10
   Sensient Technologies Corp.                                      1         12
   Supervalu Inc.                                                   -          8
                                                                          ------
                                                                              30

Forest Products & Paper - 4.1%
   Rayonier Inc.                                                    -         10

Hand & Machine Tools - 8.0%
   Baldor Electric Co.                                              1         10
   Snap-On Inc.                                                     -          9
                                                                          ------
                                                                              19

Healthcare - 4.3%
   Bausch & Lomb Inc.                                               -         10

Household Products - 5.2%
   Fortune Brands Inc.                                              -         12


Lodging - 3.6%
   Starwood Hotels & Resorts Worldwide Inc.                         -          9

Machinery - 4.5%
   Briggs & Stratton Corp.                                          -         11

Manufacturing - 10.3%
   Harsco Corp.                                                     -         10
   Pall Corp.                                                       -          8
   Trinity Industries Inc.                                          -          7
                                                                          ------
                                                                              25

Oil & Gas Producers - 7.6%
   ConocoPhillips                                                   -          8
   Sunoco Inc.                                                      -         10
                                                                          ------
                                                                              18

Retail - 6.8%
   Longs Drug Stores Corp.                                          -         10
   May Department Stores Co.                                        -          6
                                                                          ------
                                                                              16
Transportation - 4.6%
   Ryder System Inc.                                                -         11
                                                                          ------

   Total Common Stocks (cost $235)                                           233
                                                                          ------
Short Term Investments - 2.4%
Money Market Funds - 2.4%
   Dreyfus Cash Management Plus, 1.36% (a)                          6          6
                                                                          ------

   Total Short Term Investments (cost $6)                                      6
                                                                          ------

Total Investments - 100% (cost $241)                                      $  239
                                                                          ------
                                                                          ------
First Trust/JNL Target Small-Cap Fund (NY)

Common Stocks - 99.3%
Aerospace & Defense - 1.9%
   Armor Holdings Inc. (b)                                           -    $    5

Banks - 3.0%
   Republic Bancorp. Inc.                                            1         8

Biotechnology - 1.1%
   Serologicals Corp. (b)                                            -         3

Building Materials - 5.9%
   ELKCORP                                                           -         4
   Florida Rock Industries Inc.                                      -        12
                                                                          ------
                                                                              16

Commercial Services - 4.7%
   ITT Educational Services Inc. (b)                                 1        13

Computers - 1.7%
   Catapult Communications Corp. (b)                                 -         2
   InFocus Corp. (b)                                                 -         2
                                                                          ------
                                                                               4

Electrical Components & Equipment - 1.2%
   Intermagnetics General Corp. (b)                                  -         3

Electronics - 2.8%
   BEI Technologies Inc.                                             -         2
   FEI Co. (b)                                                       -         5
                                                                          ------
                                                                               7

Entertainment - 3.8%
   Argosy Gaming Co. (b)                                             -         6
   Shuffle Master Inc. (b)                                           -         4
                                                                          ------
                                                                              10

Food - 4.6%
   American Italian Pasta Co. (b)                                    -         7
   United Natural Foods Inc. (b)                                     -         6
                                                                          ------
                                                                              13

Healthcare - 13.1%
   American Medical Systems Holdings Inc. (b)                        -         6
   CONMED Corp. (b)                                                  -         5
   Dianon Systems Inc. (b)                                           -         6
   Gentiva Health Services Inc. (b)                                  -         3
   ICU Medical Inc. (b)                                              -         5
   Mentor Corp.                                                      -        10
                                                                          ------
                                                                              35

Household Products - 3.9%
   Fossil Inc. (b)                                                   1        11

Insurance - 3.2%
   Ohio Casualty Corp. (b)                                           1         9

Oil & Gas Producers - 1.5%
   Remington Oil & Gas Corp. (b)                                     -         4

Pharmaceuticals - 2.4%
   Accredo Health Inc. (b)                                           -         4
   First Horizon Pharmaceutical Corp. (b)                            -         2
                                                                          ------
                                                                               6

Real Estate - 3.6%
   LNR Property Corp.                                                -        10

Retail - 8.6%
   Insight Enterprises Inc. (b)                                      -         4
   PF Chang's China Bistro Inc. (b)                                  -        10
   Sonic Corp. (b)                                                   -         9
                                                                          ------
                                                                              23

Savings & Loans - 5.3%
   Staten Island Bancorp. Inc.                                       1        14

Semiconductors - 5.8%
   Entegris Inc. (b)                                                 1         8
   MKS Instruments Inc. (b)                                          -         7
   Nanometrics Inc. (b)                                              -         1
                                                                          ------
                                                                              16

Software - 9.1%
   Ascential Software Corp. (b)                                      3         7
   eFunds Corp. (b)                                                  1         5
   JDA Software Group Inc. (b)                                       -         3
   Take-Two Interactive Software Inc. (b)                            -        10
                                                                          ------
                                                                              25

Transportation - 12.1%
   Heartland Express Inc. (b)                                        1        13
   J.B. Hunt Transport Services Inc. (b)                             -        12
   Roadway Corp.                                                     -         8
                                                                          ------
                                                                              33
                                                                          ------

   Total Common Stocks (cost $270)                                           268
                                                                          ------

Short Term Investments - 0.7%
Money Market Funds - 0.7%
   Dreyfus Cash Management Plus, 1.36% (a)                           2         2
                                                                          ------

   Total Short Term Investments (cost $2)                                      2
                                                                          ------

Total Investments - 100% (cost $272)                                      $  270
                                                                          ------
                                                                          ------

First Trust/JNL The Dow Target 10 Fund (NY)

Common Stocks - 98.3%
Auto Manufacturers - 8.6%
   General Motors Corp.                                             1     $   26

Chemicals - 11.3%
   E.I. Du Pont de Nemours and Co.                                  1         34

Diversified Financial Services - 7.4%
   JP Morgan Chase & Co.                                            1         22

Forest Products & Paper - 9.7%
   International Paper Co.                                          1         29

Machinery - 9.7%
   Caterpillar Inc.                                                 1         29

Manufacturing - 13.0%
   Eastman Kodak Co.                                                1         39

Oil & Gas Producers - 10.0%
   Exxon Mobil Corp.                                                1         30

Pharmaceuticals - 10.8%
   Merck & Co. Inc.                                                 1         32

Telecommunications - 7.8%
   SBC Communications Inc.                                          1         24

Tobacco - 10.0%
   Philip Morris Cos. Inc.                                          1         31
                                                                          ------

   Total Common Stocks (cost $299)                                           296
                                                                          ------

Short Term Investments - 1.7%
Money Market Funds - 1.7%
   Dreyfus Cash Management Plus, 1.36% (a)                          5          5
                                                                          ------

   Total Short Term Investments (cost $5)                                      5
                                                                          ------

Total Investments - 100% (cost $304)                                      $  301
                                                                          ------
                                                                          ------

First Trust/JNL The S&P Target 10 Fund (NY)

Common Stocks - 99.3%
Banks - 13.3%
   Bank of America Corp.                                            -    $    31

Chemicals - 23.8%
   Air Products & Chemicals Inc.                                    1         26
   Praxair Inc.                                                     1         30
                                                                          ------
                                                                              56

Healthcare - 5.1%
   Tenet Healthcare Corp. (b)                                       1         12

Insurance - 12.0%
   Progressive Corp.                                                1         28

Retail - 45.1%
   Best Buy Co. Inc. (b)                                            1         14
   Lowe's Cos. Inc.                                                 1         23
   Sears Roebuck & Co.                                              1         14
   Staples Inc. (b)                                                 1         27
   TJX Cos. Inc.                                                    1         28
                                                                          ------
                                                                             106
                                                                          ------

   Total Common Stocks (cost $244)                                           233
                                                                          ------

Short Term Investments - 0.7%
Money Market Funds - 0.7%
   Dreyfus Cash Management Plus, 1.36% (a)                          2          2
                                                                          ------

   Total Short Term Investments (cost $2)                                      2
                                                                          ------

Total Investments - 100% (cost $246)                                      $  235
                                                                          ------
                                                                          ------







SUMMARY OF INVESTMENTS BY COUNTRY:

                         First Trust/JNL Global
                         Target 15 Fund (NY)

Hong Kong                34.5%
United Kingdom           23.7
United States            41.8
Total Investments        100.0%


NOTES TO SCHEDULE OF INVESTMENT:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2002.
(b)     Non-income producing security.


JNLNY VARIABLE FUND I LLC
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2002


                                                First Trust/JNL First Trust/JNL First Trust/JNL First Trust/JNL First Trust/JNL
                                                   Global        Target 25      Target Small-     The Dow         The S&P
ASSETS                                          Target 15 Fund      Fund          Cap Fund      Target 10 Fund  Target 10 Fund
                                                -------------   -------------   -------------   -------------   -------------

Investments in securities, at cost                      $ 92           $ 241           $ 272           $ 304           $ 246
                                                =============   =============   =============   =============   =============
Investments in securities, at value (a)                 $ 90           $ 239           $ 270           $ 301           $ 235
Cash                                                       1               -               -               -               -
Foreign currency                                           1               -               -               -               -
Receivables:
   Dividends and interest                                  1               1               -               1               -
   Fund shares sold                                        -               -               -               -               -
Collateral for securities loaned                           -               -               -               -               -
                                                -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS                                              93             240             270             302             235
                                                -------------   -------------   -------------   -------------   -------------

LIABILITIES
Payables:
   Administrative fees                                     -               -               -               -               -
   Advisory fees                                           -               -               -               -               -
   Forward currency contracts                              -               -               -               -               -
   Fund shares redeemed                                    -               -               -               -               -
Return of collateral for securities loaned                 -               -               -               -               -
                                                -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES                                          -               -               -               -               -
                                                -------------   -------------   -------------   -------------   -------------
NET ASSETS                                              $ 93           $ 240           $ 270           $ 302           $ 235
                                                =============   =============   =============   =============   =============

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 95           $ 224           $ 221           $ 238           $ 249
Undistributed (accumulated) net
   investment income (loss)                                9               5              (1)              8               1
Accumulated net realized gain (loss)                      (9)             13              52              59              (4)
Net unrealized appreciation
   (depreciation)                                         (2)             (2)             (2)             (3)            (11)
                                                -------------   -------------   -------------   -------------   -------------
                                                        $ 93           $ 240           $ 270           $ 302           $ 235
                                                =============   =============   =============   =============   =============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                             9              23              25              27              24
                                                =============   =============   =============   =============   =============
NET ASSET VALUE PER SHARE                             $ 9.74         $ 10.33         $ 10.89         $ 11.22          $ 9.69
-----------------------------------             =============   =============   =============   =============   =============

(a) Including securities on loan of:                     $ -             $ -             $ -             $ -             $ -

                     See Notes to the Financial Statements.


JNLNY VARIABLE FUND I LLC
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                First Trust/JNL   First Trust/JNL  First Trust/JNL  First Trust/JNL  First Trust/JNL
                                                   Global          Target 25       Target Small-    The Dow Target   The S&P Target
                                                Target 15 Fund (a) Fund (a)        Cap Fund (a)     10 Fund (a)      10 Fund (a)
                                                ---------------   ------------     ------------     ------------     ------------
INVESTMENT INCOME
   Dividends                                            $ 11              $ 7              $ 1             $ 10              $ 3
   Interest                                                -                -                -                -                -
   Foreign taxes withheld                                  -                -                -                -                -
   Securities lending                                      -                -                -                -                -
                                                -------------     ------------     ------------     ------------     ------------
TOTAL INVESTMENT INCOME                                   11                7                1               10                3
                                                -------------     ------------     ------------     ------------     ------------

EXPENSES
   Administrative fees                                     1                -                -                -                -
   Advisory fees                                           1                2                2                2                2
   Managers fees                                           -                -                -                -                -
   Legal fees                                              -                -                -                -                -
                                                ---------------   ------------     ------------     ------------     ------------
TOTAL EXPENSES                                             2                2                2                2                2
                                                -------------     ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)                               9                5               (1)               8                1
                                                -------------     ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                            (9)              13               52               59               (4)
   Foreign currency related items                          -                -                -                -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                            (2)              (2)              (2)              (3)             (11)
   Foreign currency related items                          -                -                -                -                -
                                                -------------     ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                           (11)              11               50               56              (15)
                                                -------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ (2)            $ 16             $ 49             $ 64            $ (14)
-----------------------------------             =============     ============     ============     ============     ============

(a) Period from July 22, 2002 (commencement of operations).

                       See Notes to Financial Statements.


JNLNY VARIABLE FUND I LLC
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED DECEMBER 31, 2002



                                     First Trust/JNL   First Trust/JNL  FirstTrust/JNL   First Trust/JN   First Trust/JNL
                                        Global          Target 25       Target Small-      The Dow           The S&P
OPERATIONS                           Target 15 Fund(a)  Fund (a)         Cap Fund (a)   Target 10 Fund (a) Target 10 Fund (a)
                                     ---------------   -------------    -------------    --------------   --------------
   Net investment income (loss)               $ 9               $ 5             $ (1)             $ 8               $ 1
   Net realized gain (loss) on:
      Investments                              (9)               13               52               59                (4)
      Foreign currency related items            -                 -                -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                              (2)               (2)              (2)              (3)              (11)
      Foreign currency related items            -                 -                -                -                 -
                                     -------------     -------------    -------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (2)               16               49               64               (14)
                                     -------------     -------------    -------------    -------------    --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares           599               746              776              805               758
   Cost of shares redeemed                   (504)             (522)            (555)            (567)             (509)
                                     -------------     -------------    -------------    -------------    --------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                     95               224              221              238               249
                                     -------------     -------------    -------------    -------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS          93               240              270              302               235

NET ASSETS BEGINNING OF PERIOD                  -                 -                -                -                 -
                                     -------------     -------------    -------------    -------------    --------------

NET ASSETS END OF PERIOD                     $ 93             $ 240            $ 270            $ 302             $ 235
                                     =============     =============    =============    =============    ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                   $ 9               $ 5             $ (1)             $ 8               $ 1
                                     =============     =============    =============    =============    ==============

(1)SHARE TRANSACTIONS
Shares sold                                    59                73               75               77                75
Shares redeemed                               (50)              (50)             (50)             (50)              (51)
                                     -------------     -------------    -------------    -------------    --------------
Net increase                                    9                23               25               27                24
                                     =============     =============    =============    =============    ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                     $ 600             $ 751            $ 784            $ 810             $ 752
Proceeds from sales of securities             508               529              566              570               504
------------------------------------

(a) Period from July 22, 2002 (commencement of operations)

                     See Notes to the Financial Statements.

JNLNY VARIABLE FUND I LLC
FINANCIAL HIGHLIGHTS


                                           Increase (Decrease) from
                      Net Asset             Investment Operations
                        Value          Net       Net Realized    Total from  Net Asset
     Period           Beginning     Investment   & Unrealized    Investment  Value, End
     Ended            of Period   Income (Loss)  Gains (Losses)  Operations  of Period
-------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND (NY)
07/22(a)-12/31/02       $10.00          $0.95       $(1.21)       $(0.26)      $9.74
-------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND (NY)
07/22(a)-12/31/02        10.00           0.24         0.09          0.33       10.33
-------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND (NY)
07/22(a)-12/31/02        10.00          (0.04)        0.93          0.89       10.89
-------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND (NY)
07/22(a)-12/31/02        10.00           0.30         0.92          1.22       11.22
-------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND (NY)
07/22(a)-12/31/02        10.00           0.05        (0.36)        (0.31)       9.69
-------------------------------------------------------------------------------------


                                                                               Ratio of Net
                                    Supplemental Data              Ratio of     Investment
                                       Net Assets,               Expenses to   Income (Loss)
     Period               Total       End of Period  Portfolio   Average Net    to Average
     Ended              Return (b)    (in thousands)  Turnover    Assets (c)   Net Assets (c)
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND (NY)
07/22(a)-12/31/02              (2.60)%          $93       134.4%        0.87%          4.21 %
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND (NY)
07/22(a)-12/31/02               3.30            240        122.8         0.82            2.37
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND (NY)
07/22(a)-12/31/02               8.90            270        128.3         0.82           (0.39)
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND (NY)
07/22(a)-12/31/02              12.20            302        121.4         0.82            3.31
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND (NY)
07/22(a)-12/31/02              (3.10)           235        113.7         0.82            0.57
----------------------------------------------------------------------------------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See Notes to the Financial Statements.


--------------------------------------------------------------------------------
                            JNLNY Variable Fund I LLC
                        Notes to the Financial Statements
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

JNLNY Variable Fund I LLC (the "JNLNY Variable Fund") is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 13, 2001. The JNLNY Variable Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940. The JNL Variable Fund includes the following five (5) separate Funds, each subadvised by First Trust Advisors L.P. ("First Trust"): First Trust/JNL Global Target 15 Fund, First Trust/JNL Target 25 Fund, First Trust/JNL Target Small-Cap Fund, First Trust/JNL The Dow Target 10 Fund and First Trust/JNL The S&P Target 10 Fund. The shares of the JNLNY Variable Fund are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNLNY Variable Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNLNY Variable Fund is a limited liability company with all of its interests owned by a single interest, JNLNY Separate Account-I. Accordingly, the JNLNY Variable Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National Life Insurance Company of New York and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNLNY Variable Fund are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on 0.65% of the average daily net assets of each Fund.

A portion of the investment advisory fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund, except the First Trust/JNL Global Target 15 Fund, paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNLNY Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

--------------------------------------------------------------------------------
                        Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholder and the Board of Managers of JNLNY Variable Fund I LLC

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the JNLNY Variable Fund I LLC (the "Fund") at December 31, 2001 and the related statements of operations, changes in net assets, and the financial highlights for the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The statement of changes in net assets for the period ended December 31, 2000 and the financial highlights presented for each of the periods prior to 2001 were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the JNLNY Variable Fund I LLC at December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Minneapolis, Minnesota
February 14, 2002



                      MANAGERS OF THE JNLNY VARIABLE FUND I LLC
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                            Current                                              Portfolios in the         Other
 Manager (age) &            Position                                               Fund Complex        Directorships
    Address                   with         Length of    Principal Occupation      Overseen by the       held by the
                            the Fund      Time Served   for the past 5 years          Manager             Manager
-----------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
Andrew B. Hopping* (44)     Manager and     10/98 to    Executive Vice                  77           None
1 Corporate Way             Chairman of     present     President, Chief
Lansing, MI 48951           the Board                   Financial Officer and
                            of Managers                 Treasurer of Jackson
                                                        National Life
                                                        Insurance Company;
                                                        Trustee or Manager,
                                                        and Chairman, of each
                                                        other investment
                                                        company in the Fund
                                                        Complex.
-----------------------------------------------------------------------------------------------------------------------
Robert A. Fritts* (54)      Manager,        2/99 to     Vice President and              77           None
1 Corporate Way             President       present     Controller of Jackson
Lansing, MI 48951           and Chief                   National Life
                            Executive                   Insurance Company;
                            Officer                     Trustee or Manager,
                                                        and (since 12/02)
                                                        President and Chief
                                                        Executive Officer, of
                                                        each other investment
                                                        company in the Fund
                                                        Complex.
-----------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
Peter McPherson (62)        Manager         2/02 to     President, Michigan             20           Director of Dow
1 Corporate Way                             present     State University                             Jones & Company
Lansing, MI 48951
-----------------------------------------------------------------------------------------------------------------------
Michael Bouchard (45)       Manager          4/00 to    Sheriff, Oakland                20           None
1 Corporate Way                              present    County, Michigan,
Lansing, MI 48951                                       Senator - State of
                                                        Michigan (1991-1999)
-----------------------------------------------------------------------------------------------------------------------
Michelle Engler (44)        Manager          4/00 to    First Lady of the               20           Director of
1 Corporate Way                              present    State of Michigan                            Federal Home Loan
Lansing, MI 48951                                       (1991-2002)                                  Mortgage
                                                                                                     Corporation
-----------------------------------------------------------------------------------------------------------------------

* Messrs. Hopping and Fritts are "interested persons" of the Fund due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling (800) 766-4683.

                      MANAGERS OF THE JNLNY VARIABLE FUND I LLC

Managers and officers that are interested persons of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Fund the compensation amounts indicated for the services as such.

                                                             PENSION OR
                                         AGGREGATE           RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM    BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNLNY VARIABLE  AS PART OF FUND     BENEFITS UPON     JNLNY VARIABLE
         MANAGER                           FUND I             EXPENSES          RETIREMENT           FUND I
         -------                           -----              --------          ----------           -----

Michael Bouchard                          $25,000                0                  0               $25,000
Michelle Engler                           $25,000                0                  0               $25,000
Peter McPherson                           $15,000                0                  0               $15,000



                            JNLNY VARIABLE FUND I LLC

                       SUPPLEMENT DATED FEBRUARY 25, 2003
                                       to
                          Prospectus dated May 1, 2002
                                       and
              Statement of Additional Information dated May 1, 2002

The following will be effective March 1, 2003, and supplements the information contained in the third paragraph under "Investment in Fund Interests" in the Prospectus and the information contained in the fourth paragraph under "Purchases, Redemptions and Pricing of Interests" in the Statement of Additional Information, regarding the Funds that invest in securities that principally are traded on foreign markets:


         Because the calculation of a Funds' NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Funds' procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Managers, to determine the "fair value" of such securities for purposes of calculating a Funds' NAV. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Funds' NAV calculation. A significant event is one that can be expected materially to affect the value of such securities. Effective March 1, 2003, certain specified percentage movements in U.S. equity market indices will be deemed under the Funds' pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Funds' NAV.


(To be used with NV3174CE Rev. 05/02, NV4224 01/03, NV5526 Rev. 01/03 and NV5640
06/02.)